     STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

             OFFICERS AND DIRECTORS
Richard C. Barrett, CHAIRMAN, BOARD OF DIRECTORS
                AND VICE PRESIDENT
       John G. Ayer, PRESIDENT AND DIRECTOR
Charles E. Woodhouse, VICE PRESIDENT AND DIRECTOR
 Debra L. Newman, VICE PRESIDENT AND TREASURER
        Craig B. Burger, VICE PRESIDENT
      Chad S. Christensen, VICE PRESIDENT                         STONEBRIDGE
           James V. Hyatt, SECRETARY                              AGGRESSIVE
          Selvyn B. Bleifer, DIRECTOR                          GROWTH FUND, INC.
           Charles F. Haas, DIRECTOR
          William H. Taylor, DIRECTOR
           Marvin Freedman, DIRECTOR

               INVESTMENT ADVISER
        STONEBRIDGE CAPITAL MANAGEMENT,
                 INCORPORATED
       1801 Century Park East, Suite 1800
         Los Angeles, California 90067

         ADMINISTRATOR AND DISTRIBUTOR
        ALPS MUTUAL FUNDS SERVICES, INC.
       370 Seventeenth Street, Suite 3100
             Denver, Colorado 80202

                 TRANSFER AGENT
        NATIONAL FINANCIAL DATA SERVICES
         330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

                   CUSTODIAN
               FIFTH THIRD BANK
              Fifth Third Center,
             Cincinnati, Ohio 45263

                 LEGAL COUNSEL
       PAUL, HASTINGS, JANOFSKY & WALKER
        555 S. Flower Street, 23rd Floor
         Los Angeles, California 90071

              INDEPENDENT AUDITORS
             HEIN + ASSOCIATES LLP                                 ANNUAL REPORT
       717 Seventeenth Street, Suite 1600                     FOR THE YEAR ENDED
             Denver, Colorado 80202                             OCTOBER 31, 1998

This report and its financial statements are submitted for the general information of the stockholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                LETTER TO SHAREHOLDERS

I      REORGANIZATION

Thanks to the support of our shareholders, we were able to accomplish a major reorganization of the corporate form for each of the two Stonebridge Funds in 1998. Since inception, each fund has operated as a separate corporation. At the 1998 annual meeting, shareholders voted to combine both funds into two separate series of a single Trust effective November 1, 1998. The Stonebridge Funds Trust includes the Stonebridge Aggressive Growth Fund and the Stonebridge Growth Fund. The efficiencies and reduced costs of the Trust structure should serve shareholders both currently and well into the future. The information in this report corresponds to the period up to the Fund's reorganization.

II     THE YEAR IN REVIEW

1998 began with a continuation of the upward trend in the U.S. stock market. However, global turmoil in Asia, Russia, and Brazil, together with a slowing in U.S. corporate earnings and fears about hedge fund leverage, were sufficient to trigger a major decline in equity prices over the summer. Investors have taken recent interest rate cuts by the Federal Reserve and many other central banks as a signal that economic and financial risks have diminished dramatically and the U.S. equity markets have recovered to prior highs.

In an environment where there have been wide swings in investor sentiment, once again the large capitalization stocks have been viewed as "safe havens" and have significantly outperformed the broader market. Small and mid capitalization stocks under performed again this year, so far. Given the continuing uncertainties in the global economy, this trend could persist for several more quarters.

The domestic economy continues to benefit from low interest rates, nominal inflation, low unemployment and improved productivity in the corporate sector. However, extended equity valuations, slowing corporate earnings growth and political uncertainty weigh as potential negative influences for the coming year.

III    STONEBRIDGE AGGRESSIVE GROWTH FUND

1998 has been a very difficult year to be invested in small capitalization companies. Fears of a global economic slowdown and its impact on corporate earnings sent equity markets down sharply.

While many of the "large capitalization" indices have reestablished new highs, small and mid capitalization stocks have rallied only modestly. This is readily evident by comparing the year to date returns of the large cap S&P 500 +14.63% and Valuline Composite Index -10.12% versus the small-cap Russell 2000 Index -12.82%. Our strategy for the Aggressive Growth Fund of increasing sector diversification and carrying larger than usual cash balances in the second half of 1998 worked well.

The Fund's performance, which lagged behind the Russell 2000 Index as of the April 30, 1998 semi-annual report, caught up and surpassed it in the ensuing six months. For the calendar year as of October 31, 1998, the Aggressive Growth Fund returned -12.53% versus -12.82% for the Russell 2000 Index. The average return for the 53 mutual funds in the MORNINGSTAR MUTUAL FUNDS Small-Growth category was -15.91%.

          CHANGE IN VALUE OF A $10,000 INVESTMENT IN STONEBRIDGE AGGRESSIVE
                                  GROWTH FUND, INC.
                        VS. THE RUSSELL 2000 INDEX WITH INCOME
                      FROM NOVEMBER 1, 1988 TO OCTOBER 31, 1998


                                      [GRAPH]


                             Average Annual Total Return
                            Periods Ended October 31, 1998


         1 Year                   5 Year                  10 Year
--------------------------------------------------------------------------------
        (20.23)%                  8.58%                    9.63%


                             Average Annual Total Return
                           Periods Ended September 30, 1998


         1 Year                   5 Year                  10 Year
--------------------------------------------------------------------------------
        (15.26)%                  8.96%                   10.31%


                                Final Portfolio Values
                            Period Ended October 31, 1998


Stonebridge Aggressive Growth Fund                        $25,103

Russell 2000 Index                                        $20,301



DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

By spreading our investments in the fund across a larger number of sectors of the economy and by maintaining a relatively defensive cash position, we have hoped to smooth out some of the volatility that has occurred in small cap stocks and take advantage of opportunities as they present themselves.

We took profits in Rational Software (TECHNOLOGY), Popular Inc. (FINANCE), and Oracle Corp. (TECHNOLOGY) to name a few, while adding new names like General Nutrition Co. (CONSUMER STAPLES), Sangstat Medical Corp. (HEALTHCARE), and Caraustar Industries (BASIC MATERIALS). Finally, it is worth noting that we took advantage of the weak market conditions during 1998 to offset the capital gains taken during the year. As a result, the fund will not make a dividend or capital gains distribution for fiscal year 1998. We did this consciously to minimize the tax burden to our shareholders.


                       AGGRESSIVE GROWTH FUND SECTOR ALLOCATION


                                       [CHART]


                                   OCTOBER 31, 1997


Technology . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55.25%
Utilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.29%
Convertible Bonds. . . . . . . . . . . . . . . . . . . . . . . . .     1.92%
U.S. Government Agency Obligations . . . . . . . . . . . . . . . .     8.41%
Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . . . .     3.39%
Basic Materials. . . . . . . . . . . . . . . . . . . . . . . . . .     0.56%
Capital Goods. . . . . . . . . . . . . . . . . . . . . . . . . . .     3.36%
Consumer Cyclicals . . . . . . . . . . . . . . . . . . . . . . . .     3.46%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . . .    18.89%
Financial. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3.47%


                                       [CHART]


                                    APRIL 30, 1998


Technology . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36.73%
Convertible Bonds. . . . . . . . . . . . . . . . . . . . . . . . .     1.54%
U.S. Government Agency Obligations . . . . . . . . . . . . . . . .    13.61%
Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . . . .     3.64%
Capital Goods. . . . . . . . . . . . . . . . . . . . . . . . . . .     7.63%
Communication Services . . . . . . . . . . . . . . . . . . . . . .     1.53%
Consumer Cyclicals . . . . . . . . . . . . . . . . . . . . . . . .     5.27%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.48%
Financial. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.39%
Foreign Stocks . . . . . . . . . . . . . . . . . . . . . . . . . .     2.60%
Healthcare . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18.58%


                                       [CHART]


                                   OCTOBER 31, 1998


Technology . . . . . . . . . . . . . . . . . . . . . . . . . . . .    24.13%
Transportation . . . . . . . . . . . . . . . . . . . . . . . . . .     0.75%
Convertible Bonds. . . . . . . . . . . . . . . . . . . . . . . . .     1.85%
U.S. Government Agency Obligations . . . . . . . . . . . . . . . .    12.86%
Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.67%
Basic Materials. . . . . . . . . . . . . . . . . . . . . . . . . .     2.53%
Capital Goods. . . . . . . . . . . . . . . . . . . . . . . . . . .     8.18%
Communication Services . . . . . . . . . . . . . . . . . . . . . .     1.93%
Consumer Cyclicals . . . . . . . . . . . . . . . . . . . . . . . .     7.98%
Consumer Staples . . . . . . . . . . . . . . . . . . . . . . . . .     0.94%
Energy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2.19%
Financial. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9.96%
Foreign Stocks . . . . . . . . . . . . . . . . . . . . . . . . . .     1.69%
Healthcare . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20.32%


In closing, we reiterate that volatility, while uncomfortable in the short term, can create opportunity in the intermediate to long-term. We will endeavor to purchase high quality, growth companies at attractive valuations to the benefit of our shareholders.

Thank you for your investment in the Stonebridge Aggressive Growth Fund. Should you have questions or concerns, please call a Shareholder Services Representative at 1-800-639-3935.

Sincerely,

/s/ Charles E. Woodhouse

Charles E. Woodhouse
Managing Director and Director of Research
Stonebridge Capital Management, Inc.

                               DEFINITION OF INDICES

The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

The RUSSELL 2000 INDEX (Russell 2000), an unmanaged index, measures performance of the 2,000 smallest companies in the Russell 3000 Index which represents approximately 7% of the US. equity market capitalization.

MORNINGSTAR, INC. (Morningstar) provides data, analysis, and editorial commentary on more than 8,500 mutual funds. The performance of the 40 funds in the Small Growth category is measured net of fees and includes funds with the prospectus objective of aggressive growth and with one year of performance history.

The VALUELINE COMPOSITE INDEX is an unmanaged equally weighted geometric average composed of approximately 1700 stocks traded on the New York Stock Exchange, American Stock Exchange, and over-the-counter that are tracked by the Value
Line Investment Survey. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

                             INDEPENDENT AUDITOR'S REPORT




BOARD OF DIRECTORS AND SHAREHOLDERS
STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.
LOS ANGELES, CALIFORNIA

     We have audited the accompanying statement of assets and liabilities of Stonebridge Aggressive Growth Fund, Inc., (the "Fund") including the statement of investments, as of October 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1998 and 1997, and the selected per share data and ratios set forth under the caption "Financial Highlights" for each of the five years in the period ended October 31, 1998. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per share data and ratios referred to in the first sentence above present fairly, in all material respects, the financial position of Stonebridge Aggressive Growth Fund, Inc. at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for the years then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.




HEIN + ASSOCIATES LLP

Denver, Colorado
December 14, 1998

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC

                               STATEMENT OF INVESTMENTS
                                   OCTOBER 31, 1998


                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS (80.4%)
  BASIC MATERIALS (2.5%)
      CHEMICALS - SPECIALTY (1.0%)
      Sigma Aldrich Corp . . . . . . . . . . . . . . . . . . .        1,500    $    46,359
                                                                               -----------

      PAPER AND FOREST PRODUCTS (1.5%)
      Caraustar Industries Inc . . . . . . . . . . . . . . . .        3,000         71,250
                                                                               -----------
      TOTAL BASIC MATERIALS. . . . . . . . . . . . . . . . . .                     117,609
                                                                               -----------

  CAPITAL GOODS (8.1%)
      AEROSPACE & DEFENSE (2.8%)
      Precision Castparts Corp . . . . . . . . . . . . . . . .        3,000        132,000
                                                                               -----------

      ELECTRICAL EQUIPMENT (1.2%)
      Vicor Corp** . . . . . . . . . . . . . . . . . . . . . .        6,000         56,250
                                                                               -----------

      MANUFACTURING (1.8%)
      Halter Marine Group Inc**. . . . . . . . . . . . . . . .       10,000         86,250
                                                                               -----------

      WASTE MANAGEMENT (2.3%)
      United States Filter Corp**. . . . . . . . . . . . . . .        5,000        105,938
                                                                               -----------
      TOTAL CAPITAL GOODS. . . . . . . . . . . . . . . . . . .                     380,438
                                                                               -----------

  COMMUNICATION SERVICES (1.9%)
      TELECOM - CELLULAR (1.9%)
      Metro One Telecommunications** . . . . . . . . . . . . .       10,000         90,000
                                                                               -----------
      TOTAL COMMUNICATION SERVICES . . . . . . . . . . . . . .                      90,000
                                                                               -----------

  CONSUMER CYCLICALS (8.0%)
      RETAIL - SPECIALITY (4.3%)
      Casey's General Stores Inc.. . . . . . . . . . . . . . .        7,000         98,000
      General Nutrition Companies Inc**. . . . . . . . . . . .        7,000        101,938
                                                                               -----------
                                                                                   199,938
                                                                               -----------
      TEXTILES AND SHOES - (3.7%)
      Timberland Co Class A**. . . . . . . . . . . . . . . . .        3,000        120,000
      Warnaco Group Inc Class A. . . . . . . . . . . . . . . .        2,000         51,125
                                                                               -----------
                                                                                   171,125
                                                                               -----------
      TOTAL CONSUMER CYCLICALS . . . . . . . . . . . . . . . .                     371,063
                                                                               -----------

  CONSUMER STAPLES (0.9%)
      FOODS (0.9%)
      Northland Cranberries Inc Class A. . . . . . . . . . . .        4,000         43,500
                                                                               -----------
      TOTAL CONSUMER STAPLES . . . . . . . . . . . . . . . . .                      43,500
                                                                               -----------

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC

                                  OCTOBER 31, 1998

                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS (CONTINUED)
  ENERGY (2.2%)
      OIL & GAS - DRILL & EQUIPMENT (2.2%)
      Rowan Companies Inc**. . . . . . . . . . . . . . . . . .        7,000    $   101,937
                                                                               -----------
      TOTAL ENERGY . . . . . . . . . . . . . . . . . . . . . .                     101,937
                                                                               -----------

  FINANCIAL (9.9%)
      BANKS - MAJOR REGIONAL (6.0%)
      First Hawaiian Inc . . . . . . . . . . . . . . . . . . .        4,000        159,500
      Popular, Inc.. . . . . . . . . . . . . . . . . . . . . .        4,000        121,500
                                                                               -----------
                                                                                   281,000
                                                                               -----------
      BROKERAGE AND DIVERSE FINANCIAL SERVICES (1.9%)
      Ocwen Financial Corp . . . . . . . . . . . . . . . . . .        7,500         90,000
                                                                               -----------

      INSURANCE - PROPERTY (2.0%)
      Fidelity National Financial Corp . . . . . . . . . . . .        3,000         92,250
                                                                               -----------
      TOTAL FINANCIAL. . . . . . . . . . . . . . . . . . . . .                     463,250
                                                                               -----------

  FOREIGN STOCKS (1.7%)
      Hummingbird Communications Ltd** . . . . . . . . . . . .        5,000         78,750
                                                                               -----------
      TOTAL FOREIGN STOCKS . . . . . . . . . . . . . . . . . .                      78,750
                                                                               -----------

  HEALTHCARE (20.3%)
      BIOTECHNOLOGY (10.3%)
      Chiron Corp**. . . . . . . . . . . . . . . . . . . . . .       10,000        225,000
      Gilead Sciences Inc**. . . . . . . . . . . . . . . . . .        4,000        113,500
      Onyx Pharmaceuticals Inc** . . . . . . . . . . . . . . .       10,000         77,500
      Sangstat Medical Group** . . . . . . . . . . . . . . . .        3,000         62,250
                                                                               -----------
                                                                                   478,250
                                                                               -----------
      MAJOR DRUGS (2.6%)
      Fuisz Technologies Inc Ltd** . . . . . . . . . . . . . .        5,000         45,625
      La Jolla Pharmaceutical Co** . . . . . . . . . . . . . .       30,000         75,000
                                                                               -----------
                                                                                   120,625
                                                                               -----------
      MEDICAL PRODUCTS & SUPPLIES (7.4%)
      Alkermes Inc** . . . . . . . . . . . . . . . . . . . . .        6,000        117,000
      Bio Rad Labs Class "A"** . . . . . . . . . . . . . . . .        5,000        110,313
      Mentor Corporation . . . . . . . . . . . . . . . . . . .        7,000        119,000
                                                                               -----------
                                                                                   346,313
                                                                               -----------
      TOTAL HEALTHCARE . . . . . . . . . . . . . . . . . . . .                     945,188
                                                                               -----------

  TECHNOLOGY (24.1%)
      COMMUNICATION EQUIPMENT (3.6%)
      Qualcomm Inc** . . . . . . . . . . . . . . . . . . . . .        3,000        166,875
                                                                               -----------

      COMPUTER SOFTWARE & SERVICES (9.0%)
      Analogy Inc**. . . . . . . . . . . . . . . . . . . . . .       10,000         35,000
      Cambridge Technical Partners Inc** . . . . . . . . . . .        3,000         66,375
      Networks Associates Inc**. . . . . . . . . . . . . . . .        3,000        127,500

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC

                                  OCTOBER 31, 1998


                                                                  SHARES OR
                                                                  PRINCIPAL        MARKET
                                                                   AMOUNT          VALUE
                                                                   ------          -----
COMMON STOCKS (CONTINUED)
  TECHNOLOGY (CONTINUED)
      COMPUTER SOFTWARE & SERVICES (CONTINUED)
      Orcad Inc**. . . . . . . . . . . . . . . . . . . . . . .       10,000    $    80,625
      Rational Software Corp** . . . . . . . . . . . . . . . .        5,000        111,875
                                                                               -----------
                                                                                   421,375
                                                                               -----------
      ELECTRONICS - INSTRUMENT & DISTRIBUTION (3.7%)
      Planar Systems Inc** . . . . . . . . . . . . . . . . . .        6,000         54,000
      Veeco Instruments Inc**. . . . . . . . . . . . . . . . .        4,000        118,750
                                                                               -----------
                                                                                   172,750
                                                                               -----------
      SEMICONDUCTORS (5.9%)
      Intel Corp . . . . . . . . . . . . . . . . . . . . . . .        2,000        178,375
      Triquint Semiconductor Inc** . . . . . . . . . . . . . .        5,000         96,250
                                                                               -----------
                                                                                   274,625
                                                                               -----------
      SEMICONDUCTOR EQUIPMENT (1.9%)
      Photronics Inc . . . . . . . . . . . . . . . . . . . . .        4,000         87,250
                                                                               -----------
      TOTAL TECHNOLOGY . . . . . . . . . . . . . . . . . . . .                   1,122,875
                                                                               -----------

  TRANSPORTATION (0.8%)
      AIR FREIGHT (0.8%)
      Teekay Shipping Corp . . . . . . . . . . . . . . . . . .        2,000         35,000
                                                                               -----------
      TOTAL TRANSPORTATION . . . . . . . . . . . . . . . . . .                      35,000
                                                                               -----------

TOTAL COMMON STOCKS (80.4%)
      (Cost $3,613,535). . . . . . . . . . . . . . . . . . . .      229,000      3,749,610
                                                                               -----------

CONVERTIBLE BONDS (1.8%)
      VLSI Technology, 8.25%, 10/01/05 . . . . . . . . . . . .      100,000         86,125
      (Cost $92,691)                                                           -----------


U.S. GOVERNMENT AGENCY OBLIGATIONS (12.8%)
      Federal Home Loan Bank Discount Note 4.49%, 11/27/98 . .      200,000        199,329
      Federal Home Loan Bank Discount Note 4.58%, 12/04/98 . .      100,000         99,569
      Federal Mortgage Corporation Discount Note 4.53%,
        11/16/98 . . . . . . . . . . . . . . . . . . . . . . .      300,000        299,397
                                                                               -----------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS . . . . . . . .                     598,295
      (Cost $598,295)                                                          -----------


MUTUAL FUND (MONEY MARKET INVESTMENTS) (4.7%)
      Fountain Square Money Market . . . . . . . . . . . . . .                     217,412
      (Cost $217,412)                                                          -----------


TOTAL INVESTMENTS (99.7%)
      (Cost $4,521,933). . . . . . . . . . . . . . . . . . . .                 $ 4,651,442

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%) . . . . . . . . .                      12,108
                                                                               -----------

NET ASSETS (100%). . . . . . . . . . . . . . . . . . . . . . .                 $ 4,663,550
                                                                               -----------
                                                                               -----------
**Securities on which no cash dividends were paid during the preceding twelve (12) months.

The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

                         STATEMENT OF ASSETS AND LIABILITIES
                                   OCTOBER 31, 1998

ASSETS:
  Investments, at value (Cost - see below) . . . . . . . . . . .    $ 4,651,442
  Dividends and interest receivable. . . . . . . . . . . . . . .          1,399
  Receivable for investments sold. . . . . . . . . . . . . . . .         91,434
  Deferred Expense Subsidy** (Note 3). . . . . . . . . . . . . .          6,324
  Prepaid Bond Expenses. . . . . . . . . . . . . . . . . . . . .          5,209
  Other Assets . . . . . . . . . . . . . . . . . . . . . . . . .            436
                                                                    -----------

       TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . .    $ 4,756,244
                                                                    -----------

LIABILITIES:
  Payable for investments purchased. . . . . . . . . . . . . . .    $    64,125
  Administration Fee** . . . . . . . . . . . . . . . . . . . . .          5,774
  Transfer Agent Fee . . . . . . . . . . . . . . . . . . . . . .          3,434
  Accounting Fee . . . . . . . . . . . . . . . . . . . . . . . .          4,878
  Legal Fee. . . . . . . . . . . . . . . . . . . . . . . . . . .          3,514
  Printing Fee . . . . . . . . . . . . . . . . . . . . . . . . .            368
  Audit Fee. . . . . . . . . . . . . . . . . . . . . . . . . . .          9,368
  Trustee Fee. . . . . . . . . . . . . . . . . . . . . . . . . .            375
  Other payables . . . . . . . . . . . . . . . . . . . . . . . .            858
                                                                    -----------

       TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . .    $    92,694
                                                                    -----------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 4,663,550
                                                                    -----------
                                                                    -----------

COMPOSITION OF NET ASSETS:
  Capital Stock ($1.00 par value). . . . . . . . . . . . . . . .    $   543,057
  Paid in capital. . . . . . . . . . . . . . . . . . . . . . . .      3,990,984
  Net unrealized appreciation in value of investments. . . . . .        129,509
                                                                    -----------

  NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 4,663,550
                                                                    -----------
                                                                    -----------

NET ASSET VALUE PER SHARE:
  Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 4,663,550
  Shares outstanding . . . . . . . . . . . . . . . . . . . . . .        543,057
  Net asset value and redemption price per share . . . . . . . .          $8.59

COST OF INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .    $ 4,521,933
                                                                    -----------
                                                                    -----------




**Related Party
The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

                               STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME:
INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .    $     8,238
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .         37,694
                                                                    -----------

       TOTAL INCOME. . . . . . . . . . . . . . . . . . . . . . .    $    45,932
                                                                    -----------

EXPENSES:
  Investment Advisory Fee. . . . . . . . . . . . . . . . . . . .    $    52,011
  Administrative Fee . . . . . . . . . . . . . . . . . . . . . .         63,290
  Transfer Agency Fee. . . . . . . . . . . . . . . . . . . . . .         16,950
  Fund Accounting Fee. . . . . . . . . . . . . . . . . . . . . .         21,235
  Legal Fee. . . . . . . . . . . . . . . . . . . . . . . . . . .         10,759
  Printing Fee . . . . . . . . . . . . . . . . . . . . . . . . .          5,846
  Audit Fee. . . . . . . . . . . . . . . . . . . . . . . . . . .          7,475
  Trustee Fee. . . . . . . . . . . . . . . . . . . . . . . . . .          2,172
  Insurance Fee. . . . . . . . . . . . . . . . . . . . . . . . .         10,749
  Other Fees . . . . . . . . . . . . . . . . . . . . . . . . . .          1,162
  Expense Subsidy (Note 3) . . . . . . . . . . . . . . . . . . .        (41,246)
                                                                    -----------

       TOTAL EXPENSES. . . . . . . . . . . . . . . . . . . . . .    $   150,403
                                                                    -----------

NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . .    $  (104,471)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net Realized Loss on Investments . . . . . . . . . . . . . . .    $   (77,914)
  Unrealized Appreciation
    Beginning of Period. . . . . . . . . . . . . . . . . . . . .      1,169,910
    End of Period. . . . . . . . . . . . . . . . . . . . . . . .        129,509
                                                                    -----------

  Change in net unrealized appreciation/depreciation . . . . . .     (1,040,401)
                                                                    -----------
  NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS. . . . . . . .     (1,118,315)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . .    $(1,222,786)
                                                                    -----------
                                                                    -----------




The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

                          STATEMENTS OF CHANGES IN NET ASSETS


                                                                      YEAR ENDED      YEAR ENDED
                                                                      OCTOBER 31,     OCTOBER 31,
                                                                         1998            1997
                                                                     ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . .   $  (104,471)    $  (83,671)
  Net Realized Gain (Loss) On Investments. . . . . . . . . . . . .       (77,914)     1,006,649
  Net Change In Unrealized Appreciation/Depreciation . . . . . . .    (1,040,401)        53,227
                                                                     --------------------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . .    (1,222,786)       976,205
                                                                     --------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from Net Realized Gain on Investments. . . . . . .      (924,200)      (884,196)
                                                                     --------------------------

  CHANGE IN NET ASSETS DERIVED FROM INVESTMENT ACTIVITIES. . . . .    (2,146,986)        92,009
                                                                     --------------------------

FROM CAPITAL STOCK TRANSACTIONS:
  Net Increase in Net Assets Derived From
    Capital Stock Transactions - Note 4  . . . . . . . . . . . . .     1,382,109        797,820
                                                                     --------------------------

  NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . .      (764,877)       889,829
                                                                     --------------------------

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . .     5,428,427      4,538,598
                                                                     --------------------------

  End of period (including overdistributed net investment income
     of $0and ($930,597), respectively). . . . . . . . . . . . . .   $ 4,663,550     $5,428,427
                                                                     --------------------------
                                                                     --------------------------





The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

                                 FINANCIAL HIGHLIGHTS
              SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING
                                 THROUGHOUT EACH YEAR


                                                                       YEARS ENDED
                                                                       OCTOBER 31,
                                                       1998       1997     1996      1995      1994
                                                      -----------------------------------------------
PER SHARE DATA

Net Asset Value, Beginning of Period . . . . . . .    $13.27    $13.19    $13.97    $10.24    $12.07
                                                      -----------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income. . . . . . . . . . . . . .     (0.37)    (0.20)    (0.17)    (0.26)    (0.29)
  Net Realized and Unrealized Gain (Loss). . . . .
     on Investments. . . . . . . . . . . . . . . .     (2.07)     2.83      0.90      4.51      0.55
                                                      -----------------------------------------------
  Total income from investment operations. . . . .     (2.44)     2.63      0.73      4.25      0.26
                                                      -----------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
  Distributions from Net Realized Gain
     on Investments. . . . . . . . . . . . . . . .     (2.24)    (2.55)    (1.51)    (0.52)    (2.09)
                                                      -----------------------------------------------
  Total distributions to shareholders. . . . . . .     (2.24)    (2.55)    (1.51)    (0.52)    (2.09)
                                                      -----------------------------------------------
Net Asset Value, End of Period . . . . . . . . . .     $8.59    $13.27    $13.19    $13.97    $10.24
                                                      -----------------------------------------------
                                                      -----------------------------------------------
TOTAL RETURN . . . . . . . . . . . . . . . . . . .    (20.23)%   22.89%     5.70%    43.71%     1.86%
                                                      -----------------------------------------------
                                                      -----------------------------------------------

RATIOS AND SUPPLEMENTAL DATA

  Net Assets, End of Period (in 000S). . . . . . .    $4,664    $5,428    $4,539    $4,151    $2,992
                                                      -----------------------------------------------
                                                      -----------------------------------------------
  Ratio of Operating Expenses to
    Average Net Assets . . . . . . . . . . . . . .      2.90%     2.90%     2.29%     3.10%     3.51%
                                                      -----------------------------------------------
                                                      -----------------------------------------------
  Ratio of Net Investment Income (Loss) to
    Average Net Assets . . . . . . . . . . . . . .     (2.01)%   (1.62)%   (1.26)%   (2.10)%   (2.86)%
                                                      -----------------------------------------------
                                                      -----------------------------------------------
  Portfolio Turnover Rate* . . . . . . . . . . . .        92%       88%      108%       60%       43%
                                                      -----------------------------------------------
                                                      -----------------------------------------------
  Average Commission Rate**. . . . . . . . . . . .    $.1055    $.1044    $.1248         -         -
                                                      -----------------------------------------------
                                                      -----------------------------------------------



 * A portfolio turnover rate is the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for a year and dividing it by the monthly average of the market value of the portfolio securities during the period.
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

The accompanying notes to financial statements are an integral part of the financial statements.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

                            NOTES TO FINANCIAL STATEMENTS

1.   SUMMARY OFSIGNIFICANT ACCOUNTING POLICIES:

     ORGANIZATION AND NATURE OF OPERATIONS -- Stonebridge Aggressive Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     SECURITY VALUATION -- Investment securities listed or traded on a registered securities exchange or quoted on NASDAQ are valued at the last sales price on the date of valuation. Securities traded on the over-the-counter market for which no sales are reported are valued at the mean between the bid and asked price. Short-term debt securities having a remaining maturity of 60 days or less consist exclusively of U.S. Treasury and Agency Obligations and are stated at amortized cost which is approximately equivalent to value.

     FEDERAL INCOME TAXES -- No provision for Federal income taxes is necessary since the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to maintain this qualification and distribute substantially all of its net investment income and realized gains from investment transactions to its stockholders each year.

     DISTRIBUTIONS - Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year. Distributions to stockholders are recorded on the ex-dividend date.

     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulation. Accordingly, during the year ended October 31, 1998, amounts have been reclassified to paid in capital to reflect an accumulated net investment loss which may not be offset against capital gains or carried forward for tax purposes. The calculation of net investment income in the Financial Highlights excludes these adjustments.

     OTHER -- Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums and accretion of discounts, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis, which is the same basis the Fund uses for Federal income tax purposes.

     USE OF ESTIMATES -- The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

2.   INVESTMENT TRANSACTIONS:

     Purchases and sales of investment securities (excluding short-term securities), for the year ended October 31, 1998 were as follows:

                              Purchases        Sales
                              ---------        -----
          Common Stocks       $4,349,381     $4,095,555

     As of October 31, 1998
          Gross appreciation (excess of value over cost)    $552,664
          Gross depreciation (excess of cost over value)    (432,155)
                                                            --------
          Net unrealized appreciation                       $129,509
                                                            --------
                                                            --------

     This amount represents the net increase in the value of investments (all of which are represented by long transactions) held at October 31, 1998.

3.   TRANSACTIONS WITH AFFILIATES:

     The Fund has entered into an investment advisory agreement with Stonebridge Capital Management, Inc. (the Adviser). The advisory agreement has been approved by the Fund's Board of Directors and stockholders. Under the agreement, the Adviser is entitled to a fee, computed daily and paid monthly (in arrears), at the annual rate of 1.00% of the average daily net assets of the Fund. For the year ended October 31, 1998 Advisory fees paid to the Adviser totaled approximately $26,689.

     The Adviser has agreed that it will limit the overall annual expenses of the Fund to 2.90% of average annual net assets, by either reducing its fees or reimbursing the Fund for operating expenses in excess of this limitation. The Fund will remain liable to the Adviser for all such expenses subsidized in any fiscal year, for a period of up to three years from the date the expenses were incurred, so long as reimbursement will not cause the annual expense ratio to exceed the expense limit in effect for that year. The amount of the deferred expense subsidy, as defined in the statement of assets and liabilities, represents the difference between total expenses subsidized and management fees waived by the Adviser (less payments received from the Adviser) totaling $36,635 at October 31, 1998 and the accrued management fee due the Adviser at October 31, 1998 of $30,311; this amount will be recognized as expense previously deferred in the statement of operations in future periods, if limits permit in those periods. As of October 31, 1998, the Fund had a cumulative carryover of $57,516 in waived expenses.

     On July 23, 1997, the Fund entered into an administration agreement with ALPS Mutual Funds Services ("ALPS"). The administrative agreement provides that ALPS will receive a monthly management fee equal to the annual rate of .10% of the average daily net assets in the Fund up to $250,000,000 and .075% of the average daily net assets of the Fund in excess of $250,000,000. At all times ALPS' fee will be no less than $5,000 per month in the first year and $6,250 per month in years two and three. For the year ended October 31, 1998, ALPS received $57,516 for administration services.

     Certain officers and directors of the Fund are also officers and/or directors of the Adviser and/or ALPS.

                       STONEBRIDGE AGGRESSIVE GROWTH FUND, INC.

4.   CAPITAL STOCK:

     At October 31, 1998, there were indefinite shares of $1.00 par value capital stock authorized shares. Transactions in shares of capital stock for the year ended October 31, 1998 and the year ended October 31, 1997, were as follows:


                                             FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                              OCTOBER 31, 1998              OCTOBER 31, 1997
                                            SHARES       AMOUNT           SHARES       AMOUNT
                                            ------       ------           ------       ------
     Shares Sold                           101,506     $1,102,475         28,323     $  378,125
     Shares Issued to Shareholders
       in Reinvestment of Dividends         89,906        863,993         71,471        844,073
                                           ----------------------------------------------------
     Total                                 191,412      1,966,468         99,794      1,222,198
     Less Shares Redeemed                  (57,432)      (584,359)       (34,794)      (424,378)
                                           ----------------------------------------------------
     Net Increase                          133,980     $1,382,109         65,000     $  797,820
                                           ----------------------------------------------------
                                           ----------------------------------------------------


5.   STONEBRIDGE REORGANIZATION:

     On August 25, 1998, shareholders of the former Stonebridge Aggressive Growth Fund, Inc. voted to approve its reorganization into the Aggressive Growth Fund Portfolio of the Stonebridge Funds Trust, a newly created Delaware business trust, effective November 1, 1998.

6.   DISTRIBUTION TO SHAREHOLDERS:

     On December 10, 1997, a dividend of $2.24 per share, aggregating $924,200 was declared from net realized gains from investment transactions (including $0.58 applicable to short-term capital gains that are taxable to shareholders as ordinary income dividends). These dividends were paid on December 31, 1997 to shareholders of record December 29, 1997.